SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	May 31, 2017
Noncontrolling Interest, Ownership Percentage by Parent	100.00%		100.00%		100.00%
Net loss attributable to noncontrolling interest	$ 1	$ 8,466	$ 2,819	$ 23,087	$ 44,608	$ 66,197
Cash Equivalents, at Carrying Value	0		0				$ 0
Restricted Cash and Cash Equivalents, Current	0		0
Shipping, Handling and Transportation Costs	$ 272,048	189,770	396,999	303,433	$ 503,818	407,293
Effective Income Tax Rate Reconciliation, Percent	14.00%				14.00%
Income Tax Holiday, Description	In accordance with the Investment Encouragement Law, Jerash Garments' export sales to overseas customers are entitled to a 100% income tax exemption for a period of 10 years commencing at the first day of production. This exemption has been extended for 5 years until December 31, 2018.				In accordance with the Investment Encouragement Law, Jerash Garments' export sales to overseas customers is entitled to a 100% income tax exemption for a period of 10 years commencing at the first day of production, and the exemption have been extended for 5 years until December 31, 2018.
Income Tax Holiday, Termination Date	December 31, 2018
Income Tax Holiday, Aggregate Dollar Amount	$ 828,157	$ 381,658	$ 1,332,832	$ 777,419	$ 1,536,474	$ 1,261,539
Income Tax Holiday, Income Tax Benefits Per Share	$ 0.09	$ 0.04	$ 0.14	$ 0.09	$ 0.17	$ 0.14
Cash, FDIC Insured Amount	$ 250,000		$ 250,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Advertising Expense					$ 598	$ 3,848
Jerash Garments [Member]
Effective Income Tax Rate Reconciliation, Percent					14.00%	14.00%
Supplier One [Member]
Concentration Risk, Percentage	97.00%	47.00%	97.00%	64.00%	64.00%	77.00%
Supplier Two [Member]
Concentration Risk, Percentage		12.00%		13.00%	24.00%	23.00%
Supplier Three [Member]
Concentration Risk, Percentage		39.00%		21.00%
Sales Revenue, Net [Member]
Concentration Risk, Percentage					79.00%	85.00%
Sales Revenue, Net [Member] | Customer One [Member]
Concentration Risk, Percentage	85.00%	80.00%	84.00%	82.00%
Sales Revenue, Net [Member] | Customer Two [Member]
Concentration Risk, Percentage	7.00%		9.00%
Accounts Receivable [Member]
Concentration Risk, Percentage					94.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk, Percentage			78.00%		94.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk, Percentage			10.00%
Account Payable [Member]
Concentration Risk, Percentage					96.00%
Account Payable [Member] | Supplier One [Member]
Concentration Risk, Percentage			69.00%		96.00%
Account Payable [Member] | Supplier Two [Member]
Concentration Risk, Percentage			25.00%
JORDAN
Deposits	$ 2,733,731		$ 2,733,731		$ 3,404,508	$ 2,823,974
HONG KONG
Deposits	2,118,258		2,118,258		249,865
UNITED STATES
Cash, FDIC Insured Amount	$ 822		$ 822		$ 0